Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Hierarchy
The following table presents, by level within the fair value hierarchy, the Corporation’s assets and liabilities accounted for at fair value on a recurring basis. These assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement and there were no transfers between the levels in the periods presented. For derivative instruments, the Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions.

	Fair value
(in millions)	hierarchy	2016	2015
Assets
Energy contracts subject to regulatory deferral (1) (2) (3)	Levels 1/2/3	$19	$7
Energy contracts not subject to regulatory deferral (1) (2)	Level 3	3	2
Interest rate swaps - cash flow hedges (4)	Level 2	11	—
Available-for-sale investment (Notes 9 and 28)	Level 1	—	33
Assets held for sale	Level 2	—	9
Other investments (5)	Level 1	69	12
Total gross assets		102	63
Less: Counterparty netting not offset on the balance sheet (6)		(9)	(6)
Total net assets		$93	$57

Liabilities
Energy contracts subject to regulatory deferral (1) (2) (7)	Levels 2/3	$26	$78
Energy contracts not subject to regulatory deferral (1)	Level 2	9	—
Interest rate swaps - cash flow hedges (4)	Level 2	3	5
Total gross liabilities		38	83
Less: Counterparty netting not offset on the balance sheet (6)		(9)	(6)
Total net liabilities		$29	$77

(1)
The fair value of the Corporation’s energy contracts is recognized in accounts receivable and other current assets, long-term other assets, accounts payable and other current liabilities and long-term other liabilities. Unrealized gains and losses arising from changes in fair value of these contracts are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates as permitted by the regulators, with the exception of long-term wholesale trading contracts and certain gas swap contracts.

(2)
Changes in one or more of the unobservable inputs could have a significant impact on the fair value measurement depending on the magnitude and direction of the change for each input. The impacts of changes in fair value are subject to regulatory recovery, with the exception of long-term wholesale trading contracts and certain gas swap contracts.

(3)	As at December 31, 2016, includes $1 million - level 1, $13 million - level 2 and $5 million - level 3 (December 31, 2015 - $2 million - level 2 and $5 million - level 3)

(4)	The fair value of the Corporation’s interest rate swaps is recognized in accounts receivable and other current assets, accounts payable and other current liabilities and long-term other liabilities.

(5)	Included in long-term other assets on the consolidated balance sheet (Note 9).

(6)	Certain energy contracts are subject to legally enforceable master netting arrangements to mitigate credit risk and are netted by counterparty where the intent and legal right to offset exists.

(7)	As at December 31, 2016, includes $21 million - level 2 and $5 million - level 3 (December 31, 2015 - $1 million – level 1, $52 million - level 2 and $25 million - level 3)

Schedule of Volume of Derivative Activity
As at December 31, 2016, the following notional volumes related to electricity and natural gas derivatives that are expected to be settled are outlined below.

	Maturity	Contracts						There-after
Volume (1)	(year)	(#)	2017	2018	2019	2020	2021
Energy contracts subject to regulatory deferral:
Electricity swap contracts (GWh)	2019	8	1,089	657	438	—	—	—
Electricity power purchase contracts (GWh)	2017	39	1,252	—	—	—	—	—
Gas swap and option contracts (PJ)	2019	108	20	11	4	—	—	—
Gas supply contract premiums (PJ)	2024	85	82	45	26	22	22	43
Energy contracts not subject to regulatory deferral:
Long-term wholesale trading contracts (GWh)	2017	18	2,058	—	—	—	—	—
Gas supply contract premiums (PJ)	2017	226	15	—	—	—	—	—
Gas swap contracts (PJ)	2017	7	4	—	—	—	—	—

(1)	GWh means gigawatt hours and PJ means petajoules

Schedule of Financial Instruments Not Carried At Fair Value
The following table discloses the estimated fair value measurements of the Corporation’s financial instruments not carried at fair value. The fair values were measured using Level 2 pricing inputs, except as noted. The carrying values of the Corporation’s consolidated financial instruments approximate their fair values, reflecting the short-term maturity, normal trade credit terms and/or nature of these instruments, except as follows.

	2016		2015
(in millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt, including current portion (Note 14) (1)	$21,219	$22,523	$11,244	$12,614
Waneta Partnership promissory note (Note 16) (2)	59	61	56	59

(1)
The Corporation’s $200 million unsecured debentures due 2039, $500 million unsecured senior notes due 2023, and consolidated borrowings under credit facilities classified as long-term debt of $973 million (December 31, 2015 - $551 million) are valued using Level 1 inputs. All other long-term debt is valued using Level 2 inputs.

(2)	Included in long-term other liabilities on the consolidated balance sheet (Note 16).